28-Valuation Accounts	12 Months Ended
Dec. 31, 2011
28-Valuation Accounts [Text Block]
28—VALUATION ACCOUNTS

	Allowance for doubtful accounts	Slow- moving inventory

Restated balance as of January 1, 2009	792	1,412
Charges to costs and expenses	290	196
Deductions: write-off provided in prior periods	(220)	(803)
Restated balance as of December 31, 2009	862	805
Charges to costs and expenses	217	252
Deductions: write-off provided in prior periods	-	(186)
Restated balance as of December 31, 2010	1,079	871
Charges to costs and expenses	193	459
Deductions: write-off provided in prior periods	-	(164)
Restated balance as of December 31, 2011	1,272	1,166